UMB FUND SERVICES, INC.
                            803 West Michigan Street
                           Milwaukee, Wisconsin 53233
                                 (414) 299-2000


November 5, 2009


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

                    Re:  Scout Funds (File Nos. 333-96461; 811-9813)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify on behalf of the above registered management investment company that (i) the form of Prospectus offering only the Investor Class shares of the Scout Money Market Fund - Federal Portfolio, the Scout Money Market Fund Prime Portfolio and the Scout Tax-Free Money Market Fund (the "Money Market Funds") and (ii) the Statement of Additional Information for the Scout Funds dated October 31, 2009, that would have been filed under Rule 497(c) do not differ from that contained in the Registration Statement on Form N-1A which was filed with the Commission on October 27, 2009.

In a separate transmittal we will be filing pursuant to Rule 497(c) under the 1933 Act, the (i) definitive form of Scout Funds Prospectus offering the Scout Stock, Mid Cap, TrendStar Small Cap, Small Cap, International, International Discovery and Bond Funds and the Investor Class shares of the Money Market Funds dated October 31, 2009 and (ii) definitive form of Prospectus that offers only the Service Class shares of the Money Market Funds dated October 31, 2009.

Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Very truly yours,
/s/ Jason Bartel
----------------
Senior Counsel